Document and Entity Information	Feb. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	COMPUTER TASK GROUP, INC
Entity Central Index Key	0000023111
Entity Emerging Growth Company	false
Entity File Number	1-9410
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0912632
Entity Address, Address Line One	300 Corporate Parkway – Suite 214N
Entity Address, City or Town	Amherst
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14226
City Area Code	(716)
Local Phone Number	882-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	CTG
Security Exchange Name	NASDAQ